Schedule of Operating Leases Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted average remaining lease term (in years) - operating leases	6 years 2 months 1 day	7 years 2 months 1 day
Weighted average discount rate - operating leases	9.25%	9.25%